Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred tax assets
Tax losses carried forward	¥ 1,472,388				$ 213,476	¥ 1,432,514
Carryforwards of non-deductible advertising expenses and donations	79,608				11,542	1,331,067
Others	58,994				8,553	31,926
Less: valuation allowance	(531,313)				(77,033)	(2,764,003)
Total deferred tax assets	1,079,677				156,538	31,504
Deferred tax liabilities
Total deferred tax liabilities	(47,672)				(6,911)	(31,291)
Unrecognized tax benefit on interest expense		$ 0	$ 0	$ 0
Unrecognized tax benefit on accumulated interest expense					0		$ 0
PRC
Deferred tax liabilities
Taxable losses	5,744,189				$ 832,829	¥ 5,881,960
Accrued withholding tax on earnings of subsidiaries | ¥	¥ 0
Minimum
Deferred tax liabilities
Period for extension	5 years
Maximum
Deferred tax liabilities
Period for extension	10 years